Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Taxes
Note 14. Income Taxes
The effective tax rate was zero percent and zero percent for the nine months ended September 30, 2020 and September 30, 2019, respectively. The effective tax rate for nine month ended September 30, 2020 differs significantly from our statutory tax rate of 21%, primarily due to the Company’s full valuation allowance position and the change in fair value of the warrant liabilities, which are not deductible. The effective tax rate for nine-months ended September 30, 2019 differs significantly from our statutory tax rate of 21%, primarily due to the Company’s full valuation allowance position and SAFE Note losses, which are not deductible.

Note 17. Income Taxes
Components of Income Before Taxes
For financial reporting purposes, loss before income taxes includes the following components:

	Year Ended December 31,
	2019	2018
Domestic	$94,718	$79,550
Foreign	—	—

Loss before income taxes	$94,718	$79,550

Components of Tax Expense
The current and deferred provision for income taxes for 2019, and 2018 is zero due to the Company having a full valuation allowance.
Effective Tax Rate
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 21% is as follows:

	Year Ended December 31,
	2019	2018
U.S. federal provision at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.9	3.7
Tax credits	1.9	2.2
Permanent items	(7.4)	(3.9)
Uncertain tax benefits	(0.9)	(1.1)
Change in valuation allowance	(17.5)	(21.9)

Effective tax rate	0.0%	0.0%

The Company’s effective tax rates differ from the federal statutory rate primarily due to the change in valuation allowance and the loss on the SAFE Notes, which is not deductible for income tax purposes, for both 2019 and 2018.
Deferred Taxes
The Company’s deferred income tax assets and liabilities as of December 31, 2019 and 2018 were as follows (in thousands):

	Year Ended December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forward	$43,971	$27,644
Tax credits	2,397	1,473
Accruals and reserves	1,671	2,063
Stock-based compensation	23	—
Other	2	1

Total deferred tax assets	48,064	31,181
Valuation allowance	(46,998)	(29,771)

Total deferred tax asset	1,066	1,410
Deferred tax liabilities:
Depreciation and amortization	1,066	1,410

Total deferred tax liabilities	1,066	1,410

Net deferred tax assets (liabilities)	$—	$—

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the
Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the losses the Company generated in the current and prior years, the Company believes it is not more likely than not that all of the deferred tax assets can be realized. Accordingly, the Company established and recorded a full valuation allowance on its net deferred tax assets of $47.0 million as of December 31, 2019 and a net valuation allowance on its deferred tax assets of $29.8 million as of December 31, 2018.
Utilization of the net operating loss and tax credit carryforwards is subject to a substantial annual limitation due to the “ownership change” limitations provided by Section 382 and 383 of the Internal Revenue Code of 1986, as amended, and other similar state provisions. Any annual limitation may result in the expiration of net operating loss and tax credit carryforwards before utilization. As of December 31, 2019, the Company had $164.8 million of U.S. federal net operating loss carryforwards available to reduce future taxable income, of which $122.3 million will be carried forward indefinitely for U.S. federal tax purposes and $42.5 million will expire beginning in 2035 to 2036. The Company also has $177.9 million of U.S. state net operating loss carryforwards that will expire beginning in 2035 to 2036.
As of December 31, 2019, the Company also has federal and state research and development tax credit carryforwards of $4.7 million and $0.1

million, respectively. The federal and state research credit carryforwards will begin expiring in 2027.
Unrecognized Tax Benefits
The Company accrues for uncertain tax positions identified, which are not deemed more likely than not to be sustained if challenged, and recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company had immaterial cumulative interest and penalties as of December 31, 2019 and 2018. The Company does not expect that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2019	2018
Unrecognized tax benefits as of the beginning of the year	$1,473	$549
Increases related to prior year tax provisions
Decrease related to prior year tax provisions
Increase related to current year tax provisions	924	924
Statue lapse

Unrecognized tax benefits as of the end of the year	$2,397	$1,473

All of the unrecognized tax benefits as of December 31, 2019, and 2018 would affect the effective tax rate. The Company’s major tax jurisdictions are the United States and the earliest years open for examination is 2015.

Gores Metropoulos, Inc.
Income Taxes
6.	Income Taxes
Income tax expense during interim periods is based on applying an estimated annual effective income tax rate to year-to-date
income, plus any significant unusual or infrequently occurring items which are recorded in the interim period. The Company’s effective tax rate is estimated to be 21%.
The computation of the annual estimated effective tax rate at each interim period requires certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income earned and taxed in various jurisdictions, permanent and temporary differences, and the likelihood of recovering deferred tax assets generated in the current year. The accounting estimates used to compute the provision for income taxes may change as new events occur, more experience is obtained, additional information becomes known or as the tax environment changes.
The Company has evaluated tax positions taken or expected to be taken in the course of preparing the financial statements to determine if the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Company has concluded that there was no impact related to uncertain tax positions on the results of its operations for the period ended September 30, 2020. As of September 30, 2020, the Company has no accrued interest or penalties related to uncertain tax positions. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company’s conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, ongoing analyses of tax laws, regulations, and interpretations thereof.

6. Income Taxes
Effective Tax Rate Reconciliation
A reconciliation of the statutory federal income tax expense to the income tax expense from continuing operations provided at December 31, 2019 and 2018 as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Income tax expense at the federal statutory rate	$1,446,224	$(4,617)
State income taxes—net of federal income tax benefits	(29,220)	(1,018)
Change in valuation allowance	24,603	5,635

Total income tax expense (benefit)	$1,441,607	$—

Current/Deferred Taxes
The provision for income taxes consisted of the following for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Current income tax expense
Federal	$1,443,960	$—
State	—	—

Total current income tax expense	$1,443,960	$—

Deferred income tax expense
Federal	$(2,353)	$—
State	—	—

Total deferred income tax expense	$(2,353)	$—

Provision for income taxes	$1,441,607	$—

Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Deferred tax assets/(liabilities)
Tax attribute carryovers	$32,591	$5,635
Valuation allowance	(30,238)	(5,635)

Net deferred tax assets/(liabilities)	$2,353	$5,635

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. The Act contains reform to the corporate tax law including reducing the corporate tax rate to 21%, eliminating the
2-year
carryback for net operating losses, and creating an indefinite carryforward period for the net operating losses limited to 80% of taxable income. Due to the Act, the deferred tax balances were calculated using a federal effective tax rate of 21%.